Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

March 3, 2020

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”) File Nos. 33-72424, 811-8194 Post-Effective Amendment No. 244

Dear Sir/Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective February 28, 2020, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 244 on February 28, 2020.

The SEC Staff is requested to address any comments on this filing to me at (720) 917-0785.

Sincerely,

/s/ Karen S. Gilomen
Karen S. Gilomen
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq. Davis Graham & Stubbs LLP